FINANCIAL RISK FACTORS	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL RISK FACTORS
NOTE 4 - FINANCIAL RISK FACTORS

The Company's activities expose it to a variety of financial risks.

The condensed interim financial statements do not include all financial risk information and disclosures required in the annual financial statements; they should be read in conjunction with the Company's annual financial statements as of December 31, 2020.

There have been no changes in the risk management policies since the year end.